Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of components of lease costs	The components of lease costs were as follows:

	Years Ended December 31,
	2025	2024
Operating lease expense	$221,552	$216,869
Variable lease cost	66,092	57,984

Total lease cost	$287,644	$274,853

Schedule of supplemental balance sheet information
The table below summarizes supplemental balance sheet information:

	Years Ended December 31,
	2025	2024
Operating right-of-use assets	$704,854	$648,136

Current portion of operating lease liabilities	$164,940	$160,016
Operating lease liabilities, net of current portion	569,881	516,838

Total operating lease liabilities	$734,821	$676,854

Schedule of future minimum lease payments under non-cancelable operating leases
As of December 31, 2025 the future minimum lease payments under non-cancelable operating leases are as follows:

Year Ending December 31,
2026	$230,663
2027	238,313
2028	223,229
2029	194,674

Total future undiscounted lease payments	886,879
Less: imputed interest	(152,058)

Present value of operating lease liabilities	$734,821
Less: Current portion of operating lease liabilities	(164,940)

Operating lease liabilities, net of current portion	$569,881

Schedule of other information related to the Company's leases
The table below summarizes other information related to the Company’s leases:

	Years Ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities	$220,302	$193,006
Weighted-average remaining lease term (in years)	3.8	4.4
Weighted-average discount rate	9.94%	9.94%